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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-08637

The Pacific Corporate Group Private Equity Fund
(Exact name of registrant as specified in charter)

1200 Prospect Street, Suite 200, La Jolla, California  92037
(Address of principal executive offices)                (Zip code)

The Corporation Trust Company, Corporation Trust Center, 1209 Orange Street, Wilmington, Delaware 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code: 858-456-6000

Date of fiscal year end:  3/31/08

Date of reporting period:  12/31/07

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.     Schedule of Investments.

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS (Unaudited)
As of December 31, 2007
			Fair Value	Fair Value
	Principal		% of	as a
	Amount/		Shareholders’	% of
	Cost	Fair Value	Equity	Net Assets
Direct Investments:

Manufacturing:
ADCO Global, Inc.
Raleigh, NC
Adhesives, sealants and coatings
8,638 shares of redeemable exchangeable
cumulative preferred stock, 10% PIK (paid-in-kind) dividend	$863,700	$1,200,000
1,000 shares of common stock	1,000,000	1,000,000

Total Manufacturing	1,863,700	2,200,000	5.49%	5.49%

Total Direct Investments	1,863,700	2,200,000	5.49%	5.49%

Indirect Investments:

International:
CVC European Equity Partners II L.P.	1,508,179	1,694,770	4.23%	4.23%
€7,500,000 original capital commitment
.300% limited partnership interest

Hicks, Muse, Tate & Furst Latin America Fund, L.P.	739,329	1,046,746	2.61%	2.61%
$2,500,000 original capital commitment
.267% limited partnership interest

Total International	2,247,508	2,741,516	6.84%	6.84%

Large Corporate Restructuring:
Apollo Investment Fund IV, L.P.	1,340,828	2,507,293	6.25%	6.25%
$5,000,000 original capital commitment
.139% limited partnership interest

Hicks, Muse, Tate & Furst Equity Fund IV, L.P.	264,239	296,461	0.74%	0.74%
$5,000,000 original capital commitment
.124% limited partnership interest

Total Large Corporate Restructuring	1,605,067	2,803,754	6.99%	6.99%

Medium Corporate Restructuring:

Aurora Equity Partners II L.P.	2,470,624	4,248,129	10.60%	10.60%
$5,000,000 original capital commitment
.663% limited partnership interest

Fenway Partners Capital Fund II, L.P.	2,578,422	2,536,052	6.33%	6.33%
$5,000,000 original capital commitment
.550% limited partnership interest

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS (Unaudited), continued
As of December 31, 2007
			Fair Value	Fair Value
	Principal		% of	as a
	Amount/		Shareholders’	% of
	Cost	Fair Value	Equity	Net Assets

Parthenon Investors, L.P.	$1,181,318	$1,605,188	4.00%	4.00%
$3,500,000 original capital commitment
.990% limited partnership interest

Thomas H. Lee Equity Fund IV, L.P.	318,670	317,930	0.79%	0.79%
$9,514,196 original capital commitment
.342% limited partnership interest

Total Medium Corporate Restructuring	6,549,034	8,707,299	21.72%	21.72%

Sector Focused:
First Reserve Fund VIII, L.P.	74,214	85,000	0.21%	0.21%
$5,000,000 original capital commitment
.616% limited partnership interest

Providence Equity Partners III, L.P.	94,702	103,488	0.26%	0.26%
Providence Equity Offshore Partners III, L.P.	1,154	6,555	0.02%	0.02%
$3,500,000 original capital commitment	95,856	110,043	0.28%	0.28%
.372% limited partnership interest

VS&A Communications Partners III, L.P.	1,068,869	1,096,401	2.73%	2.73%
$3,000,000 original capital commitment
.293% limited partnership interest

Total Sector Focused	1,238,939	1,291,444	3.22%	3.22%

Small Corporate Restructuring:
American Securities Partners II, L.P.	163,637	169,693	0.42%	0.42%
$5,000,000 original capital commitment
1.429% limited partnership interest

Sentinel Capital Partners II, L.P.	302,946	301,956	0.75%	0.75%
$5,000,000 original capital commitment
3.973% limited partnership interest

Washington & Congress Capital Partners, L.P.
(f/k/a Triumph Partners III, L.P.)	213,023	392,346	0.98%	0.98%
$5,000,000 original capital commitment
.831% limited partnership interest

Total Small Corporate Restructuring	679,606	863,995	2.15%	2.15%

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS (Unaudited), continued
As of December 31, 2007
			Fair Value	Fair Value
	Principal		% of	as a
	Amount/		Shareholders’	% of
	Cost	Fair Value	Equity	Net Assets

Venture Capital:
Alta California Partners II, L.P.	$1,039,928	$940,481	2.35%	2.35%
$4,000,000 original capital commitment
1.783% limited partnership interest

Atlas Venture Fund IV, L.P.	166,848	187,645	0.47%	0.47%
$1,540,000 original capital commitment
.381% limited partnership interest

Sprout Capital VIII, L.P. (B) (C) (D)	530,774	678,451	1.69%	1.59%
$5,000,000 original capital commitment
.667% limited partnership interest

Total Venture Capital	1,737,550	1,806,577	4.51%	4.51%

Total Indirect Investments	14,057,704	18,214,585	45.43%	45.43%

Total Portfolio Investments (A) (E)	$15,921,404	$20,414,585	50.92%	50.92%

(A)
 On October 16, 2007, the Trust tendered its shares of Integra Telecom, Inc. in connection with a merger transaction in which the trust received proceeds of $11,279,533, resulting in a gain of $10,094,533.

(B)
In September 2007, the Trust received an in-kind distribution from Sprout Capital VIII, L.P. of 4,513 common shares of Phase Forward, Inc.
 valued at $89,637 with a cost of $19,978.  Such securities were sold in October 2007 for $88,847, resulting in a realized gain of $68,869.

(C)
In October 2007, the Trust received an in-kind distribution from Sprout Capital VIII, L.P. of 5,603 common shares of Concur Technologies, Inc. valued at $181,123 with a cost of $17,963.  Such securities were sold in October 2007 for $187,409, resulting in a realized gain of $169,446.

(D)
In October and November 2007, the Trust received two in-kind distributions from Sprout Capital VIII, L.P. of 1,236 common shares of eHealth, Inc. valued at
$34,952 and $41,280, respectively, with a cost of $18,674 for each distribution.  Such securities were sold in November 2007 for $34,507 and $41,058, resulting in realized gains of $15,833 and $22,384, respectively.

(E)
For the three months ended December 31, 2007, the Trust wrote-off a portion of cost of the following Indirect Investments, resulting in a realized loss of $1,518,000:
               Sentinel Capital Partners II, L.P.           $   615,000
               Thomas H. Lee Equity Fund IV, L.P.         903,000
                                            $1,518,000

Item 2.                       Controls and Procedures.

Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3.                       Exhibits.

Certifications attached hereto.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Pacific Corporate Group Private Equity Fund

By                /s/ Christopher J. Bower
             Christopher J. Bower
             President / Principal Executive Officer

Date:           April 29, 2008

Pursuant to the requirements of the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By               /s/ Christopher J. Bower
            Christopher J. Bower
            President / Principal Executive Officer

Date:           April 29, 2008

By               /s/ Quyen Dao-Haddock
            Quyen Dao-Haddock
            Vice President, Treasurer and Secretary/ Principal Financial Officer

Date:           April 29, 2008